INTANGIBLE ASSETS AND GOODWILL - Disclosure of detailed information about Intangible assets (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,240,781	$ 0
Additions	30,000	1,240,781
Impairment	(1,315,678)
Foreign currency translation adjustment	44,897
Ending balance	0	1,240,781
Drone X1 System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	868,547	0
Additions	0	868,547
Impairment	(900,260)
Foreign currency translation adjustment	31,713
Ending balance	0	868,547
Shoe Scanner [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0
Additions	30,000	0
Impairment	(29,592)
Foreign currency translation adjustment	(408)
Ending balance	0	0
Wi Ti [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	372,234	0
Additions	0	372,234
Impairment	(385,826)
Foreign currency translation adjustment	13,592
Ending balance	$ 0	$ 372,234